Securities and Exchange Commission
100 F Street, NE
Washington DC 20549

January 9, 2015

RE:   Saturna Investment Trust   File Nos. 33-13247; 811-05071
         Post-Effective Amendment No. 44 on Form N-1A

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 485(a) Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A.

This Post-Effective Amendment is the annual update to Saturna Investment Trust's Registration Statement and is based upon Post Effective Amendment No. 43 filed on March 27, 2014.

This Amendment is filed pursuant to 485(a) to permit staff review of the proposed Saturna Sustainable Funds and to review its preparation on amended Form N-1A. It is the Trust's intention to file an Amendment pursuant to Rule 485(b) to include changes proposed by staff, such Amendment to become effective on the date proposed for effectiveness of this Rule 485(a) filing.

If you have any questions or comments concerning this filing, kindly contact me at 1-360-594-9900 (x 311).

Thank you for your attention to this matter.

Sincerely,
Saturna Investment Trust

Thomas R. Phillips, Esq.

cc: file
Philip L. McCool, Esq.

File No. 33-13247